SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH SEPTEMBER 2001

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


09-04   CEE       600     10.1700      12.70 	     Weeden & Co
09-05	  " "       500     10.0840      12.77             " "
09-06   " "       600     10.0400      12.90             " "
09-07   " "       500     10.0220      12.88 		   " "
09-10   " "       600     10.0000      12.70             " "
09-17	  " "       600      9.7417      11.74 	   	   " "
09-18   " "       500      9.4400      11.72             " "
09-19	  " "       600      9.2250      11.99 	   	   " "
09-20   " "       500      9.2780      11.87             " "
09-21	  " "      1600      9.0069      11.42             " "
09-24   " "       600      9.2650      11.41             " "
09-25   " "       500      9.3328      11.61 		   " "
09-26   " "       600      9.2100      11.89             " "
09-28   " "       600      9.2800      11.95             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          10/04/01